Related party transactions (Details Narrative) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions	$ 33,000	$ 33,000
Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions	$ 78,750